Note 10 - Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Principal balance, July 1	$9,487
New loans	3,786
Repayments	(2,135)
Principal balance, June 30	$11,138